Fresh-Start Reporting - Balance Sheet (Details) - USD ($) $ in Thousands		Dec. 31, 2012		Dec. 30, 2012
Predecessor
Preconfirmation, Assets [Abstract]
Preconfirmation, Cash and Cash Equivalents				$ 2,284,426
Preconfirmation, Receivables, Net				491,164
Preconfirmation, Inventories				22,249
Preconfirmation, Program Rights, Current				151,576
Preconfirmation, Income Taxes Receivable, Current				65,475
Preconfirmation, restricted cash and cash equivalents				0
Preconfirmation, Prepaid and Other Current Assets				82,453
Preconfirmation, Current Assets				3,097,343
Preconfirmation, Property, Plant and Equipment, Gross				2,925,355
Preconfirmation, Accumulated Depreciation and Amortization				(1,930,728)
Preconfirmation, Property and Equipment, Net				994,627
Preconfirmation, Program Rights, Noncurrent				80,945
Preconfirmation, Goodwill				409,432
Preconfirmation, Other Intangible Assets, Net				360,479
Preconfirmation, Restricted Cash and Cash Equivalents, Noncurrent		$ 727,000		727,468
Preconfirmation, Assets Held-for-sale				8,853
Preconfirmation, Investments				605,420
Preconfirmation, Other Assets, Noncurrent				66,469
Preconfirmation, Other Assets				2,259,066
Preconfirmation, Assets				6,351,036
Preconfirmation, Liabilities [Abstract]
Preconfirmation, Current Maturities of Long-term Debt				0
Preconfirmation, Accrued Reorganization Costs				102,191
Preconfirmation, Employee-related Liabilities, Current				171,012
Preconfirmation, Program Rights Obligations, Current				109,894
Preconfirmation, Income Taxes Payable, Current				1,605
Preconfirmation, Deferred Revenue, Current				76,909
Preconfirmation, Accounts Payable, Accrued Expenses and Other Liabilities, Current				141,845
Preconfirmation, Current Liabilities				603,456
Preconfirmation, Long-term Debt				0
Preconfirmation, Deferred Income Tax Liabilities, Noncurrent				50,635
Preconfirmation, Program Rights Obligations, Noncurrent				67,839
Preconfirmation, Finite-Lived Intangible Liabilities, Net				0
Preconfirmation, Pension and Other Postretirement Obligations				540,618
Preconfirmation, Noncurrent Other Obligations				57,632
Preconfirmation, Non-current Liabilities				716,724
Liabilities subject to compromise on the Effective Date		13,049,204		13,049,204
Preconfirmation, Common Shares Held by ESOP, net of Unearned Compensation				36,680
Preconfirmation, Stockholders' Equity [Abstract]
Preconfirmation, Common Stock and Additional Paid-in Capital				0
Preconfirmation, Warrants and Rights Outstanding				255,000
Preconfirmation, Retained Earnings (Deficit)				(7,401,904)
Preconfirmation, Accumulated Other Comprehensive Income (Loss)				(908,124)
Preconfirmation, Common Stock				0
Preconfirmation, Additional Paid-in Capital				0
Preconfirmation, Stockholders' Equity				(8,055,028)
Preconfirmation, Liabilities and Stockholders' Equity				6,351,036
Fresh-Start Adjustment, Increase (Decrease), Stockholders' Equity [Abstract]
Fresh-Start Adjustment, Increase (Decrease), Accumulated Other Comprehensive Income (Loss)	[1]	908,124
Successor
Postconfirmation, Assets [Abstract]
Postconfirmation, Cash and Cash Equivalents		430,574
Postconfirmation, Receivables, Net		491,164
Postconfirmation, Inventories		18,348
Postconfirmation, Program Rights, Current		128,871
Postconfirmation, Income Taxes Receivable, Current		65,475
Postconfirmation, restricted cash and cash equivalents		186,823
Postconfirmation, Prepaid and Other Current Assets		161,471
Postconfirmation, Current Assets		1,482,726
Postconfirmation, Property, Plant and Equipment, Gross		877,169
Postconfirmation, Accumulated Depreciation and Amortization		0
Postconfirmation, Property and Equipment, Net		877,169
Postconfirmation, Program Rights, Noncurrent		64,245
Postconfirmation, Goodwill		2,402,026
Postconfirmation, Other Intangible Assets, Net		1,547,934
Postconfirmation, Restricted Cash and Cash Equivalents, Noncurrent		0
Postconfirmation, Assets Held-for-sale		10,100
Postconfirmation, Investments		2,224,313
Postconfirmation, Other Assets, Noncurrent		64,767
Postconfirmation, Other Assets		6,313,385
Postconfirmation, Assets		8,673,280
Postconfirmation, Liabilities [Abstract]
Postconfirmation, Current Maturities of Long-term Debt		6,843
Postconfirmation, Accrued Reorganization Costs		126,982
Postconfirmation, Employee-related Liabilities, Current		177,115
Postconfirmation, Program Rights Obligations, Current		152,217
Postconfirmation, Income Taxes Payable, Current		60,090
Postconfirmation, Deferred Revenue, Current		76,739
Postconfirmation, Accounts Payable, Accrued Expenses and Other Liabilities, Current		228,395
Postconfirmation, Current Liabilities		828,381
Postconfirmation, Long-term Debt		1,082,157
Postconfirmation, Deferred Income Tax Liabilities, Noncurrent		1,313,752
Postconfirmation, Program Rights Obligations, Noncurrent		81,929
Postconfirmation, Finite-Lived Intangible Liabilities, Net		227,017
Postconfirmation, Pension and Other Postretirement Obligations		550,381
Postconfirmation, Noncurrent Other Obligations		53,663
Postconfirmation, Non-current Liabilities		3,308,899
Liabilities subject to compromise and settled on the Effective Date		0
Postconfirmation, Common Shares Held by ESOP, net of Unearned Compensation		0
Postconfirmation, Stockholders' Equity [Abstract]
Postconfirmation, Common Stock and Additional Paid-in Capital		0
Postconfirmation, Warrants and Rights Outstanding		0
Postconfirmation, Retained Earnings (Deficit)		0
Postconfirmation, Accumulated Other Comprehensive Income (Loss)		0
Postconfirmation, Common Stock		83
Postconfirmation, Additional Paid-in Capital		4,535,917
Postconfirmation, Stockholders' Equity		4,536,000
Postconfirmation, Liabilities and Stockholders' Equity		8,673,280
Discharge of Debt | Predecessor
Fresh-Start Adjustment, Increase (Decrease), Assets [Abstract]
Fresh-Start Adjustment, Increase (Decrease), Cash and Cash Equivalents	[2]	(1,853,852)
Fresh-Start Adjustment, Increase (Decrease), Receivables, Net		0
Fresh-Start Adjustment, Increase (Decrease), Inventories		0
Fresh-Start Adjustment, Increase (Decrease), Program Right, Current		0
Fresh-Start Adjustment, Increase (Decrease), Income Taxes Receivable		0
Fresh-Start Adjustment, Increase (Decrease), Restricted Cash and Cash Equivalents, Current	[2]	186,823
Fresh-Start Adjustment, Increase (Decrease), Prepaid and Other Current Assets	[2],[3]	83,021
Fresh-Start Adjustment, Increase (Decrease), Current Assets		(1,584,008)
Fresh-Start Adjustment, Increase (Decrease), Property and Equipment, Gross		0
Fresh-Start Adjustment, Increase (Decrease), Accumulated Depreciation and Amortization		0
Fresh-Start Adjustment, Increase (Decrease), Property and Equipment, Net		0
Fresh-Start Adjustment, Increase (Decrease), Program Right, Noncurrent		0
Fresh-Start Adjustment, Increase (Decrease), Goodwill		0
Fresh-Start Adjustment, Increase (Decrease), Intangible Assets		0
Fresh-Start Adjustment, Increase (Decrease), Restricted Cash and Cash Equivalents, Noncurrent	[2]	(727,468)
Fresh-Start Adjustment, Increase (Decrease), Assets Held for Sale		0
Fresh-Start Adjustment, Increase (Decrease), Investments		0
Fresh-Start Adjustment, Increase (Decrease), Other Assets, Noncurrent	[4]	11,242
Fresh-Start Adjustment, Increase (Decrease), Other Assets		(716,226)
Fresh-Start Adjustment, Increase (Decrease), Assets		(2,300,234)
Fresh-Start Adjustment, Increase (Decrease), Liabilities [Abstract]
Fresh-Start Adjustment, Increase (Decrease), Current Maturities of Long-term Debt	[4]	6,843
Fresh-Start Adjustment, Increase (Decrease), Accrued Reorganization Costs	[2],[5]	24,791
Fresh-Start Adjustment, Increase (Decrease), Employee-related Liabilities, Current	[2],[5]	6,103
Fresh-Start Adjustment, Increase (Decrease), Program Rights Obligations, Current	[5]	61,595
Fresh-Start Adjustment, Increase (Decrease), Income Taxes Payable, Current	[2],[5]	58,485
Fresh-Start Adjustment, Increase (Decrease), Deferred Revenue, Current		0
Fresh-Start Adjustment, Increase (Decrease), Accounts Payable, Accrued Expenses and Other Liabilities, Current	[2],[4],[5]	95,392
Fresh-Start Adjustment, Increase (Decrease), Current Liabilities		253,209
Fresh-Start Adjustment, Increase (Decrease), Long-term Debt	[4]	1,082,157
Fresh-Start Adjustment, Increase (Decrease), Deferred Income Tax Liabilities, Noncurrent	[2],[3]	293,718
Fresh-Start Adjustment, Increase (Decrease), Program Rights Obligations, Noncurrent	[5]	21,791
Fresh-Start Adjustment, Increase (Decrease), Finite-Lived Intangible Liabilities, Net		0
Fresh-Start Adjustment, Increase (Decrease), Pension and Other Postretirement Obligations	[2],[5]	9,763
Fresh-Start Adjustment, Increase (Decrease), Noncurrent Other Obligations	[2],[5]	9,033
Fresh-Start Adjustment, Increase (Decrease), Non-current Liabilities		1,416,462
Fresh-Start Adjustment, Increase (Decrease), Liabilities Subject to Compromise	[2],[5]	(13,049,204)
Fresh-Start Adjustment, Increase (Decrease), Common Shares Held by ESOP, net of Unearned Compensation	[6]	(36,680)
Fresh-Start Adjustment, Increase (Decrease), Stockholders' Equity [Abstract]
Fresh-Start Adjustment, Increase (Decrease), Common Stock and Additional Paid-in Capital		0
Retained earnings adjustment		(255,000)	[6]	$ (255,000)
Fresh-Start Adjustment, Increase (Decrease), Retained Earnings (Deficit)	[2],[6]	4,834,979
Fresh-Start Adjustment, Increase (Decrease), Accumulated Other Comprehensive Income (Loss)		0
Fresh-Start Adjustment, Increase (Decrease), Common Stock	[2]	83
Fresh-Start Adjustment, Increase (Decrease), Additional Paid-in Capital	[2]	4,535,917
Fresh-Start Adjustment, Increase (Decrease), Stockholders' Equity		9,115,979
Fresh-Start Adjustment, Increase (Decrease), Liabilities and Stockholders' Equity		(2,300,234)
Revaluation of Assets | Predecessor
Fresh-Start Adjustment, Increase (Decrease), Assets [Abstract]
Fresh-Start Adjustment, Increase (Decrease), Cash and Cash Equivalents		0
Fresh-Start Adjustment, Increase (Decrease), Receivables, Net		0
Fresh-Start Adjustment, Increase (Decrease), Inventories	[7]	(3,901)
Fresh-Start Adjustment, Increase (Decrease), Program Right, Current	[7]	(22,705)
Fresh-Start Adjustment, Increase (Decrease), Income Taxes Receivable		0
Fresh-Start Adjustment, Increase (Decrease), Restricted Cash and Cash Equivalents, Current		0
Fresh-Start Adjustment, Increase (Decrease), Prepaid and Other Current Assets	[7]	(4,003)
Fresh-Start Adjustment, Increase (Decrease), Current Assets		(30,609)
Fresh-Start Adjustment, Increase (Decrease), Property and Equipment, Gross	[7]	(2,048,186)
Fresh-Start Adjustment, Increase (Decrease), Accumulated Depreciation and Amortization	[7]	1,930,728
Fresh-Start Adjustment, Increase (Decrease), Property and Equipment, Net		(117,458)
Fresh-Start Adjustment, Increase (Decrease), Program Right, Noncurrent	[7]	(16,700)
Fresh-Start Adjustment, Increase (Decrease), Goodwill	[7],[8]	1,992,594
Fresh-Start Adjustment, Increase (Decrease), Intangible Assets	[7]	1,187,455
Fresh-Start Adjustment, Increase (Decrease), Restricted Cash and Cash Equivalents, Noncurrent		0
Fresh-Start Adjustment, Increase (Decrease), Assets Held for Sale	[7]	1,247
Fresh-Start Adjustment, Increase (Decrease), Investments		1,615,000
Fresh Start Adjustment, Increase (Decrease), Investments Preliminary	[7]	1,618,893
Fresh-Start Adjustment, Increase (Decrease), Other Assets, Noncurrent	[7]	(12,944)
Fresh-Start Adjustment, Increase (Decrease), Other Assets		4,770,545
Fresh-Start Adjustment, Increase (Decrease), Assets		4,622,478
Revaluation of Liabilities | Predecessor
Fresh-Start Adjustment, Increase (Decrease), Liabilities [Abstract]
Fresh-Start Adjustment, Increase (Decrease), Current Maturities of Long-term Debt		0
Fresh-Start Adjustment, Increase (Decrease), Accrued Reorganization Costs		0
Fresh-Start Adjustment, Increase (Decrease), Employee-related Liabilities, Current		0
Fresh-Start Adjustment, Increase (Decrease), Program Rights Obligations, Current	[7]	(19,272)
Fresh-Start Adjustment, Increase (Decrease), Income Taxes Payable, Current		0
Fresh-Start Adjustment, Increase (Decrease), Deferred Revenue, Current	[7]	(170)
Fresh-Start Adjustment, Increase (Decrease), Accounts Payable, Accrued Expenses and Other Liabilities, Current	[7]	(8,842)
Fresh-Start Adjustment, Increase (Decrease), Current Liabilities		(28,284)
Fresh-Start Adjustment, Increase (Decrease), Long-term Debt		0
Fresh-Start Adjustment, Increase (Decrease), Deferred Income Tax Liabilities, Noncurrent	[7]	969,399
Fresh-Start Adjustment, Increase (Decrease), Program Rights Obligations, Noncurrent	[7]	(7,701)
Fresh-Start Adjustment, Increase (Decrease), Finite-Lived Intangible Liabilities, Net	[7]	227,017
Fresh-Start Adjustment, Increase (Decrease), Pension and Other Postretirement Obligations		0
Fresh-Start Adjustment, Increase (Decrease), Noncurrent Other Obligations	[7]	(13,002)
Fresh-Start Adjustment, Increase (Decrease), Non-current Liabilities		1,175,713
Fresh-Start Adjustment, Increase (Decrease), Liabilities Subject to Compromise		0
Change in Capital Structure | Predecessor
Fresh-Start Adjustment, Increase (Decrease), Liabilities [Abstract]
Fresh-Start Adjustment, Increase (Decrease), Common Shares Held by ESOP, net of Unearned Compensation		0
Fresh-Start Adjustment, Increase (Decrease), Stockholders' Equity [Abstract]
Fresh-Start Adjustment, Increase (Decrease), Common Stock and Additional Paid-in Capital		0
Retained earnings adjustment		0
Fresh-Start Adjustment, Increase (Decrease), Retained Earnings (Deficit)	[7]	2,566,925
Fresh-Start Adjustment, Increase (Decrease), Accumulated Other Comprehensive Income (Loss)	[7]	908,124
Fresh-Start Adjustment, Increase (Decrease), Common Stock		0
Fresh-Start Adjustment, Increase (Decrease), Additional Paid-in Capital		0
Fresh-Start Adjustment, Increase (Decrease), Stockholders' Equity		3,475,049
Fresh-Start Adjustment, Increase (Decrease), Liabilities and Stockholders' Equity		$ 4,622,478

[1]	(1)As a result of the adoption of fresh-start reporting, amounts included in the Predecessor’s accumulated other comprehensive (loss) income at December 30, 2012 were eliminated. As a result, the Company recorded $1.071 billion of previously unrecognized pretax losses in reorganization items, net in the Predecessor’s Consolidated Statement of Operations for December 31, 2012. The net balance at December 30, 2012 of $(905) million for benefit plans was comprised of $(948) million related to pension plans and $43 million related to other postretirement plans.
[2]	(1)Reflects adjustments arising from implementation of the Plan, including the settlement of prepetition liabilities, the transfer of cash to certain restricted accounts for the limited purpose of funding certain claim payments and professional fees, the cancellation of the Company’s existing common stock and stock purchase warrants and distributions of cash and issuance of Common Stock and Warrants to its creditors. The Predecessor’s Consolidated Statement of Operations for December 31, 2012 includes a net pretax gain of $4.739 billion ($4.543 billion after taxes), including a $5 million gain ($9 million loss after taxes) recorded in income (loss) from discontinued operations, net of taxes, to reflect these changes in the Predecessor’s capital structure arising from the implementation of the Plan and is comprised of the following adjustments (in thousands):Liabilities subject to compromise on the Effective Date$13,049,204Less: Liabilities assumed and reinstated on the Effective Date(169,513)Less: Liabilities for prepetition claims to be settled subsequent to the Effective Date and other adjustments(50,488)Liabilities subject to compromise and settled on the Effective Date12,829,203Less: Cash distributions on settled claims(3,515,996)Less: Issuance of Common Stock and Warrants(4,536,000)Gain on settlement of liabilities subject to compromise4,777,207Less: Valuation allowance on non-interest bearing loan to the Litigation Trust(20,000)Less: Professional advisory fees incurred due to emergence from Chapter 11(14,136)Less: Other reorganization adjustments, net(4,372)Total reorganization adjustments before taxes4,738,699Less: Income taxes on reorganization adjustments(195,400)Net reorganization gain after taxes (1)$4,543,299 (1)Net reorganization gain after taxes includes a $9 million loss reflected in income (loss) from discontinued operations, net of taxes.On the Effective Date, Reorganized Tribune Company assumed and reinstated $170 million of liabilities that were previously classified as liabilities subject to compromise at December 30, 2012 in accordance with the terms of the Plan. Such liabilities included an aggregate of $89 million related to contracts for broadcast rights, income taxes payable of $65 million, and other liabilities of $16 million. Reorganized Tribune Company also reinstated $50 million of prepetition liabilities allowed by the Bankruptcy Court at the expected settlement amount outlined in the Plan that have been or will be settled subsequent to the Effective Date utilizing $187 million in distributable cash that was transferred to certain restricted accounts on the Effective Date (see below).In the aggregate, Reorganized Tribune Company settled $12.829 billion of liabilities subject to compromise for approximately $3.516 billion of cash, approximately 100 million shares of Common Stock and Warrants with a fair value determined pursuant to the Plan of $4.536 billion and interests in the Litigation Trust. This resulted in a pretax gain on settlement of liabilities subject to compromise of $4.777 billion. The cash distributed included $727 million that was classified as restricted cash and cash equivalents in the Predecessor’s Consolidated Balance Sheet at December 30, 2012 and the proceeds from a term loan (see Note 10). In addition, Reorganized Tribune Company transferred $187 million of cash to restricted accounts for the limited purpose of funding certain future claim payments and professional fees. At December 31, 2015, restricted cash held by Reorganized Tribune Company to satisfy the remaining claim obligations was $18 million.On the Effective Date, Reorganized Tribune Company made a non-interest bearing loan of $20 million in cash to the Litigation Trust pursuant to the Litigation Trust Loan Agreement. The Litigation Trust is required to repay to Reorganized Tribune Company the principal balance of the loan with the proceeds received by the Litigation Trust from the pursuit of the Litigation Trust Preserved Causes of Action only after the first $90 million in proceeds, if any, are disbursed to certain holders of interests in the Litigation Trust. Given the uncertainty involved in the Litigation Trust’s pursuit of the preserved causes of action transferred to it and the timing and amount of principal payments to be received on the non-interest bearing loan, Reorganized Tribune Company recorded a valuation allowance of $20 million against the principal balance of the loan and included the $20 million charge to establish the valuation allowance as a pretax charge in reorganization items, net in the Predecessor’s Consolidated Statement of Operations for December 31, 2012.Reorganization adjustments for December 31, 2012 included a pretax charge of $14 million primarily for professional advisory fees paid to certain of the Predecessor’s professional advisors on the Effective Date. Such fees were contingent upon Reorganized Tribune Company’s successful emergence from Chapter 11. Income taxes attributable to the reorganization totaled $195 million, of which $14 million is included in income (loss) from discontinued operations, net of taxes, and principally related to Reorganized Tribune Company’s conversion from a subchapter S corporation to a C corporation under the IRC as well as the income tax treatment of the implementation of the Plan on the Effective Date, including the cancellation of certain prepetition liabilities (see Note 14 for additional information).
[3]	(3)Reflects the conversion of Reorganized Tribune Company from a subchapter S corporation to a C corporation under the IRC.
[4]	(5)On the Effective Date, Reorganized Tribune Company entered into a $1.100 billion secured term loan facility, the proceeds of which were used to fund certain required distributions to creditors under the Plan. The secured term loan facility was issued at a discount of 1% of the principal balance totaling $11 million. See the “Exit Financing Facilities” section of Note 10 for further information related to the secured term loan facility. The following table summarizes the amounts included in the Successor’s Consolidated Balance Sheet as of December 31, 2012 related to the secured term loan facility (in thousands):Current portion of term loan: Portion due within one year$8,250Less: Current portion of debt discount(1,407)Current portion of term loan$6,843 Non-current portion of term loan: Issuance of term loan$1,100,000Less: Debt discount of 1%(11,000)Less: Current portion of term loan(6,843)Non-current portion of term loan$1,082,157Prior to the Effective Date, the Predecessor incurred transaction costs totaling $4 million in connection with the Exit Financing Facilities (as defined and described in Note 10). These costs were classified in other assets in the Predecessor’s Consolidated Balance Sheet at December 30, 2012. On the Effective Date, Reorganized Tribune Company incurred additional transaction costs totaling $12 million upon the closing of the Exit Financing Facilities. The Company’s combined transaction costs as of the Effective Date, aggregating $16 million, were scheduled to be amortized to interest expense by Reorganized Tribune Company over the expected terms of the Exit Financing Facilities. On December 27, 2013, the Exit Financing Facilities were extinguished in connection with the Local TV Acquisition (see Notes 5 and 10). As a result, unamortized transaction costs totaling $7 million relating to lenders whose portion of the borrowings under the Exit Financing Facilities was deemed extinguished were written off and included in loss on extinguishment of debt in Reorganized Tribune Company’s Consolidated Statement of Operations for the year ended December 29, 2013.
[5]	(4)Reflects the reclassification of certain liabilities from liabilities subject to compromise upon the assumption of certain executory contracts and unexpired leases, including contracts for broadcast rights.
[6]	(2)As described in Note 3, in connection with the Debtors’ emergence from Chapter 11, on the Effective Date and in accordance with and subject to the terms of the Plan, (i) the ESOP was deemed terminated in accordance with its terms, (ii) the unpaid principal and interest remaining on the promissory note of the ESOP in favor of the Predecessor was forgiven and (iii) all of the Predecessor’s $0.01 par value common stock held by the ESOP was cancelled, including the 56,521,739 shares held by the ESOP and the 8,294,000 of shares held by the ESOP that were committed for release or allocated to employees at December 30, 2012. In addition, the warrants to purchase 43,478,261 shares of the Predecessor’s $0.01 par value common stock held by the Zell Entity and certain other minority interest holders were cancelled. As a result, the $37 million of common shares held by the ESOP, net of unearned compensation and the $255 million of stock purchase warrants reflected in the Predecessor’s Consolidated Balance Sheet as of December 30, 2012 were eliminated as direct adjustments to retained earnings (deficit) and were not included in the Predecessor’s Consolidated Statement of Operations for December 31, 2012. These direct adjustments to retained earnings (deficit) and the net reorganization gain after taxes of $4.552 billion described in (1) above resulted in a total adjustment to retained earnings (deficit) of $4.835 billion.
[7]	(6)The Predecessor’s Consolidated Statement of Operations for December 31, 2012 includes certain adjustments recorded as a result of the adoption of fresh-start reporting in accordance with ASC Topic 852 as of the Effective Date. These fresh-start reporting adjustments resulted in a net pretax gain of $3.372 billion ($2.567 billion after taxes), including a loss of $178 million ($95 million after taxes) reflected in income (loss) from discontinued operations, net of taxes, and primarily resulted from adjusting the Predecessor’s recorded values for certain assets and liabilities to fair values in accordance with ASC Topic 805, recording related adjustments to deferred income taxes, and eliminating the Company’s accumulated other comprehensive income (loss) as of the Effective Date. The fresh-start reporting adjustments included in the Predecessor’s statement of operations for December 31, 2012 consisted of the following items (in thousands):Fair value adjustments to net properties$(116,211)Fair value adjustments to intangibles1,186,701Fair value adjustments to investments1,615,075Fair value adjustments to broadcast rights and other contracts(234,098)Write-off of Predecessor’s existing goodwill and establish Successor’s goodwill1,992,594Other fair value adjustments, net(1,131)Elimination of accumulated other comprehensive income (loss)(1,070,764)Gain from fresh-start reporting adjustments before taxes3,372,166Less: Income taxes attributable to fair value adjustments(805,241)Net gain from fresh-start reporting adjustments after taxes (1)$2,566,925 (1) Net gain from fresh-start reporting adjustments after taxes includes a $95 million loss reflected in income (loss) from discontinued operations, net of taxes.Property, Plant and Equipment—Property, plant and equipment was adjusted to a fair value aggregating $877 million as of the Effective Date. The fair values of property, plant and equipment were based primarily on valuations obtained from third party valuation specialists principally utilizing the cost and market valuation approaches.Fresh-start reporting adjustments included the elimination of the Predecessor’s aggregate accumulated depreciation balance as of December 30, 2012.Identifiable Intangible Assets—The following intangible assets were identified by Reorganized Tribune Company and recorded at fair value based on valuations obtained from third party valuation specialists: newspaper mastheads, FCC licenses, trade name, multi-system cable operator relationships, advertiser relationships, network affiliation agreements, retransmission consent agreements, database systems, customer relationships, advertiser backlogs, operating lease agreements, affiliate agreements, broadcast rights contracts, and other contracts and agreements, including real property leases. The cost, income and market valuation approaches were utilized, as appropriate, to estimate the fair values of these intangible assets. The determination of the fair values of these identifiable intangible assets resulted in a $1.187 billion net increase in intangible assets and a $227 million unfavorable contract intangible liability in the Successor’s Consolidated Balance Sheet at December 31, 2012. The contract intangible liability of $227 million includes $226 million related to net unfavorable broadcast rights contracts and approximately $1 million related to net unfavorable operating lease contracts.Investments—Reorganized Tribune Company’s investments were adjusted to a fair value aggregating $2.224 billion as of the Effective Date. The fair value of Reorganized Tribune Company’s investments was estimated based on valuations obtained from third parties primarily using the market approach. Of the total fresh-start reporting adjustments relating to investments, $1.108 billion is attributable to Reorganized Tribune Company’s share of theoretical increases in the fair value of amortizable intangible assets had the fair value of the investments been allocated to identifiable intangible assets of the investees in accordance with ASC Topic 805. The differences between the fair value and carrying value of these intangible assets of the investees will be amortized into income on equity investments, net in Reorganized Tribune Company’s statement of operations in future periods.Accumulated Other Comprehensive Income (Loss)—As indicated above, amounts included in the Predecessor’s accumulated other comprehensive income (loss) at December 30, 2012 were eliminated. As a result, the Company recorded $1.104 billion of previously unrecognized cumulative pretax losses in reorganization items, net and a related income tax benefit of $169 million in the Predecessor’s Consolidated Statement of Operations for December 31, 2012, exclusive of $27 million reflected in income (loss) from discontinued operations, net of taxes.
[8]	(7)As a result of adopting fresh-start reporting, Reorganized Tribune Company established goodwill of $2.402 billion, which represents the excess of reorganization value over amounts assigned to all other assets and liabilities. The following table presents a reconciliation of the enterprise value attributed to Reorganized Tribune Company’s net assets, a determination of the total reorganization value to be allocated to Reorganized Tribune Company’s net assets and the determination of goodwill (in thousands):Determination of goodwill: Enterprise value of Reorganized Tribune Company$5,194,426Plus: Cash and cash equivalents430,574Plus: Fair value of liabilities (excluding debt)3,048,280Total reorganization value to be allocated to assets8,673,280Less: Fair value assigned to tangible and identifiable intangible assets(6,271,254)Reorganization value allocated to goodwill$2,402,026Predecessor liabilities at December 30, 2012 of $1.901 billion were also adjusted to fair value in the application of fresh-start reporting resulting in a net increase in liabilities of $1.147 billion (excluding the impact of the new term loan). Increases included the $969 million of deferred income taxes attributable to fair value adjustments and the $227 million contract intangible liability discussed above. These increases were partially offset by reductions in certain other liabilities, including reductions related to real estate lease obligations.